Exhibit 99.1

Morgan Stanley Capital I Trust 2019-NUGS

Commercial Mortgage Pass Through Certificates, Series 2019-NUGS

Report To:

Morgan Stanley Capital I Inc.

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

4 December 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Morgan Stanley Capital I Inc. Morgan Stanley Mortgage Capital Holdings LLC Morgan Stanley Bank, N.A. Morgan Stanley & Co. LLC 1585 Broadway New York, New York 10036

Re:	Morgan Stanley Capital I Trust 2019-NUGS (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2019-NUGS (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Morgan Stanley Capital I Inc. (the “Depositor”) with respect to the Mortgage Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular relating to the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

4 December 2019

Attachment A Page 1 of 8

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a two-year componentized floating rate mortgage loan subject to three successive one-year extension options (the “Mortgage Loan”),
b.	The Mortgage Loan is part of a split loan structure comprised of the Mortgage Loan and one promissory note that is generally subordinate in right of payment to the Mortgage Loan (the “Subordinate Loan,” together with the Mortgage Loan, the “Whole Loan”) that will not be an asset of the Issuing Entity,
c.	The Whole Loan is secured primarily by, among other things, a first-lien mortgage on the borrower’s fee simple interest in an office property located in Denver, Colorado (the “Property”) and
d.	The Whole Loan has a related floating rate, interest-only mezzanine loan (the “Mezzanine Loan”) that will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Whole Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Whole Loan.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
	a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Subordinate Loan, Whole Loan, Mezzanine Loan, Property and Total Debt associated with the Whole Loan as of 9 December 2019 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes to Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 8

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Subordinate Loan, Whole Loan, Mezzanine Loan, Property and Total Debt associated with the Whole Loan as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Whole Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:

a.       First Payment Date and

b.       Maturity Date,

as shown on the Final Data File, we recalculated the “Original Loan Term (mos)” of the Whole Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:

a.       Original Loan Term (mos) and

b.       Seasoning,

as shown on the Final Data File, we recalculated the “Remaining Loan Term (mos)” of the Whole Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 8

7.	The applicable Source Document(s) indicate that the Whole Loan and Mezzanine Loan are interest-only for their entire terms, including during any extension periods. Based on this information, the Depositor instructed us to:
a.	Use the “Original Loan Term (mos),” as shown on the Final Data File, for the original interest-only period of the Whole Loan and Mezzanine Loan (the “IO Term (mos)”),
b.	Use “0” for the original amortization term of the Whole Loan and Mezzanine Loan (the “Original Amortization Term”),
c.	Use the “Mortgage Loan Original Balance,” as shown on the Final Data File, as:

i.       The principal balance of the Mortgage Loan as of the Reference Date (the “Mortgage Loan Cut-off Date Balance”) and

ii.        The principal balance of the Mortgage Loan as of the “Maturity Date” of the related Whole Loan (the “Mortgage Loan Balloon Balance”),

d.	Use the “Subordinate Loan Original Balance,” as shown on the Final Data File, as:
i.	The principal balance of the Subordinate Loan as of the Reference Date (the “Subordinate Loan Cut-off Date Balance”) and
ii.	The principal balance of the Subordinate Loan as of the “Maturity Date” of the related Whole Loan (the “Subordinate Loan Balloon Balance”) and
e.	Use the “Mezzanine Loan Original Balance,” as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine Loan as of the Reference Date (the “Mezzanine Loan Cut-off Date Balance”) and
ii.	The principal balance of the Mezzanine Loan as of the “Maturity Date” of the Mezzanine Loan (the “Mezzanine Loan Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Mortgage Loan Original Balance,
b.	Subordinate Loan Original Balance,
c.	Mezzanine Loan Original Balance,
d.	Mortgage Loan Cut-off Date Balance,
e.	Subordinate Loan Cut-off Date Balance,
f.	Mezzanine Loan Cut-off Date Balance,
g.	Mortgage Loan Balloon Balance,
h.	Subordinate Loan Balloon Balance,
i.	Mezzanine Loan Balloon Balance,
j.	Mortgage Loan Spread,
k.	Subordinate Loan Spread and
l.	Mezzanine Loan Spread,

as shown on the Final Data File, we recalculated the:

i.        Total Debt Original Balance,

ii.        Total Debt Cut-off Date Balance,

iii.	Total Debt Balloon Balance and
iv.	Total Debt Spread

of the Total Debt associated with the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 8

9.	Using the:
a.	Mortgage Loan Spread,
b.	Subordinate Loan Spread,
c.	Mezzanine Loan Spread,
d.	Total Debt Spread,
e.	Mortgage Loan LIBOR Floor,
f.	Subordinate Loan LIBOR Floor,
g.	Mezzanine Loan LIBOR Floor,
h.	Mortgage Loan LIBOR Rounding Methodology,
i.	Subordinate Loan LIBOR Rounding Methodology,
j.	Mezzanine Loan LIBOR Rounding Methodology,
k.	Mortgage Loan LIBOR Cap Strike Rate,
l.	Subordinate Loan LIBOR Cap Strike Rate and
m.	Mezzanine Loan LIBOR Cap Strike Rate,

as shown on the Final Data File, and a LIBOR assumption of 1.75000% that was provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate,
ii.	Subordinate Loan Interest Rate,
iii.	Mezzanine Loan Interest Rate,
iv.	Mortgage Loan Interest Rate at Cap,
v.	Subordinate Loan Interest Rate at Cap,
vi.	Mezzanine Loan Interest Rate at Cap,
vii.	Total Debt Interest Rate and
viii.	Total Debt Interest Rate at Cap

of the Mortgage Loan, Subordinate Loan, Whole Loan, Mezzanine Loan and Total Debt associated with the Whole Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Original Balance,
b.	Mortgage Loan Interest Rate,
c.	Mortgage Loan Interest Rate at Cap and
d.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly IO Payment,
ii.	Mortgage Loan Annual IO Debt Service and
iii.	Mortgage Loan Annual IO Debt Service at Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly IO Payment” of the Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 5 of 8

10. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual IO Debt Service” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly IO Payment” of the Mortgage Loan, as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual IO Debt Service at Cap” of the Mortgage Loan as the product of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate at Cap,” as shown on the Final Data File, and
c.	365/360.

11.	Using the:
a.	Subordinate Loan Original Balance,
b.	Subordinate Loan Interest Rate,
c.	Subordinate Loan Interest Rate at Cap and
d.	Subordinate Loan Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Subordinate Loan Monthly IO Payment,
ii.	Subordinate Loan Annual IO Debt Service and
iii.	Subordinate Loan Annual IO Debt Service at Cap

of the Subordinate Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Subordinate Loan Monthly IO Payment” of the Subordinate Loan as 1/12th of the product of:

a.	The “Subordinate Loan Original Balance,” as shown on the Final Data File,
b.	The “Subordinate Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Subordinate Loan Annual IO Debt Service” of the Subordinate Loan as twelve (12) times the “Subordinate Loan Monthly IO Payment” of the Subordinate Loan, as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Subordinate Loan Annual IO Debt Service at Cap” of the Subordinate Loan as the product of:

a.	The “Subordinate Loan Original Balance,” as shown on the Final Data File,
b.	The “Subordinate Loan Interest Rate at Cap,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 6 of 8

12.	Using the:
a.	Mezzanine Loan Original Balance,
b.	Mezzanine Loan Interest Rate,
c.	Mezzanine Loan Interest Rate at Cap and
d.	Mezzanine Loan Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.              Mezzanine Loan Monthly IO Payment,

ii.	Mezzanine Loan Annual IO Debt Service and
iii.	Mezzanine Loan Annual IO Debt Service at Cap

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Monthly IO Payment” of the Mezzanine Loan as 1/12th of the product of:

a.	The “Mezzanine Loan Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual IO Debt Service” of the Mezzanine Loan as twelve (12) times the “Mezzanine Loan Monthly IO Payment” of the Mezzanine Loan, as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual IO Debt Service at Cap” of the Mezzanine Loan as the product of:

a.	The “Mezzanine Loan Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate at Cap,” as shown on the Final Data File, and
c.	365/360.

13.	Using the:
a.	Mortgage Loan Monthly IO Payment,
b.	Mortgage Loan Annual IO Debt Service,
c.	Mortgage Loan Annual IO Debt Service at Cap,
d.	Subordinate Loan Monthly IO Payment,
e.	Subordinate Loan Annual IO Debt Service,
f.	Subordinate Loan Annual IO Debt Service at Cap,
g.	Mezzanine Loan Monthly IO Payment,
h.	Mezzanine Loan Annual IO Debt Service and
i.	Mezzanine Loan Annual IO Debt Service at Cap,

as shown on the Final Data File, we recalculated the:

i.	Total Debt Monthly IO Payment,
ii.	Total Debt Annual IO Debt Service and
iii.	Total Debt Annual IO Debt Service at Cap

of the Total Debt associated with the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 8

14.	Using the:
a.	Mortgage Loan Annual IO Debt Service,
b.	Mortgage Loan Annual IO Debt Service at Cap,
c.	Mortgage Loan Cut-off Date Balance,
d.	Mortgage Loan Balloon Balance,
e.	Underwritten NOI,
f.	Underwritten NCF,
g.	Appraisal Value and
h.	Total Property SF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten Mortgage Loan IO NOI DSCR,
ii.	Underwritten Mortgage Loan IO NCF DSCR,
iii.	Underwritten Mortgage Loan IO NOI DSCR at Cap,
iv.	Underwritten Mortgage Loan IO NCF DSCR at Cap,
v.	Cut-off Date Mortgage Loan LTV,
vi.	Maturity Date Mortgage Loan LTV,
vii.	Underwritten Mortgage Loan NOI Debt Yield,
viii.	Underwritten Mortgage Loan NCF Debt Yield and
ix.	Mortgage Loan Per SF

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to two decimal places and
b.	Round the characteristics listed in v. through viii. above to the nearest 1/10th of one percent.

Attachment A Page 8 of 8

15.	Using the:
a.	Total Debt Annual IO Debt Service,
b.	Total Debt Annual IO Debt Service at Cap,
c.	Total Debt Cut-off Date Balance,
d.	Total Debt Balloon Balance,
e.	Underwritten NOI,
f.	Underwritten NCF,
g.	Appraisal Value and
h.	Total Property SF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten Total Debt IO NOI DSCR,
ii.	Underwritten Total Debt IO NCF DSCR,
iii.	Underwritten Total Debt IO NOI DSCR at Cap,
iv.	Underwritten Total Debt IO NCF DSCR at Cap,
v.	Cut-off Date Total Debt LTV,
vi.	Maturity Date Total Debt LTV,
vii.	Underwritten Total Debt NOI Debt Yield,
viii.	Underwritten Total Debt NCF Debt Yield and
ix.	Total Debt Per SF

of the Total Debt associated with the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to two decimal places and
b.	Round the characteristics listed in v. through viii. above to the nearest 1/10th of one percent.

16.	Using the:
a.	Mortgage Loan Interest Rate and
b.	Administrative Fee Rate,

as shown on the Final Data File, we recalculated the “Net Interest Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Whole Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Whole Loan Promissory Notes	25 November 2019

Whole Loan Agreement (see Note 1)	25 November 2019

Mezzanine Promissory Note	25 November 2019

Mezzanine Loan Agreement	25 November 2019

Closing Statement	25 November 2019

Non-Consolidation Opinion	25 November 2019

Guaranty Agreement	25 November 2019

Cash Management Agreement	25 November 2019

Interest Rate Cap Transaction Summary	25 November 2019

Bloomberg Screenshot for LIBOR Cap Provider Rating	8 November 2019

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	14 November 2019

Engineering Report	31 October 2019

Phase I Environmental Report	31 October 2019

USPS Internet Site (www.usps.gov)	Not Applicable

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	1 December 2019

Lease Agreements	Various

Insurance Review Report	20 November 2019

Title Policy	Not Dated

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

CapEx and TI/LC Summary	Not Dated

Bloomberg Screenshot for Tenant Credit Ratings	8 November 2019

Historical Occupancy Report	Not Dated

Note:

1.	The indicated provided Source Document(s) are draft document(s). For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	USPS Internet Site
Zip Code	USPS Internet Site
Property Type	Appraisal Report
Property Type Detail	Appraisal Report
Year Built	Appraisal Report
Most Recent Renovation	Appraisal Report
Total Property SF	Underwritten Rent Roll
Total Property Occupancy Rate	Underwritten Rent Roll
Occupancy As of Date	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document(s)

Appraisal Value (see Note 2)	Appraisal Report
Appraisal Date (see Note 2)	Appraisal Report
Environmental Phase I Report Date	Phase I Environmental Report
Engineering Report Date	Engineering Report
Terrorism Insurance	Insurance Review Report
Windstorm Insurance	Insurance Review Report
Earthquake Insurance	Insurance Review Report
Flood Insurance	Insurance Review Report

Major Tenant Information:

Characteristic	Source Document(s)

Major Tenant 1	Underwritten Rent Roll
Major Tenant 1 Sq. Ft.	Underwritten Rent Roll
Major Tenant 1 Expiration	Underwritten Rent Roll
Major Tenant 2	Underwritten Rent Roll
Major Tenant 2 Sq. Ft.	Underwritten Rent Roll
Major Tenant 2 Expiration	Underwritten Rent Roll
Major Tenant 3	Underwritten Rent Roll
Major Tenant 3 Sq. Ft.	Underwritten Rent Roll
Major Tenant 3 Expiration	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 2 of 6

Major Tenant Information: (continued)

Characteristic	Source Document(s)

Major Tenant 4	Underwritten Rent Roll
Major Tenant 4 Sq. Ft.	Underwritten Rent Roll
Major Tenant 4 Expiration	Underwritten Rent Roll
Major Tenant 5	Underwritten Rent Roll
Major Tenant 5 Sq. Ft.	Underwritten Rent Roll
Major Tenant 5 Expiration	Underwritten Rent Roll

Underwriting Information: (see Note 3)

Characteristic	Source Document(s)

Third Most Recent NOI Date	Underwriter’s Summary Report
Third Most Recent NOI	Underwriter’s Summary Report
Second Most Recent NOI Date	Underwriter’s Summary Report
Second Most Recent NOI	Underwriter’s Summary Report
Most Recent NOI Date	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent Revenue	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
Underwritten Effective Gross Income	Underwriter’s Summary Report
Underwritten Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Replacement Reserve	Underwriter’s Summary Report
Underwritten TI/LC Reserve	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Real Estate Tax Escrow – Initial	Closing Statement
Real Estate Tax Escrow – Ongoing (see Note 4)	Underwriter’s Summary Report
Real Estate Tax Escrow – Springing Condition	Whole Loan Agreement
Insurance Escrow – Initial	Closing Statement
Insurance Escrow – Ongoing	Whole Loan Agreement
Insurance Escrow – Springing Condition	Whole Loan Agreement
Replacement Reserve Escrow – Initial	Closing Statement
Replacement Reserve Escrow – Ongoing	Whole Loan Agreement
Replacement Reserve Escrow – Springing Condition	Whole Loan Agreement

Exhibit 2 to Attachment A Page 3 of 6

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Rollover Escrow – Initial	Closing Statement
Rollover Escrow – Ongoing	Whole Loan Agreement
Rollover Escrow – Springing Condition	Whole Loan Agreement
Immediate Repairs Escrow – Initial	Closing Statement
Immediate Repairs Escrow – Ongoing	Whole Loan Agreement
Other Escrow Required	Whole Loan Agreement
Other Escrow 1 – Description	Whole Loan Agreement
Other Escrow 1 – Initial	Closing Statement
Other Escrow 1 – Ongoing	Whole Loan Agreement
Other Escrow 1 – Springing Condition	Whole Loan Agreement
Other Escrow 2 – Description	Whole Loan Agreement
Other Escrow 2 – Initial	Closing Statement
Other Escrow 2 – Ongoing	Whole Loan Agreement
Other Escrow 2 – Springing Condition	Whole Loan Agreement

Mortgage Loan, Subordinate Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Origination Date	Whole Loan Agreement
Borrower	Whole Loan Agreement
Mortgage Loan Original Balance	Whole Loan Agreement
First Payment Date (see Note 5)	Whole Loan Agreement and Mezzanine Loan Agreement
Payment Date (see Note 5)	Whole Loan Agreement and Mezzanine Loan Agreement
Grace Period (Late Fee) (see Note 5)	Whole Loan Agreement and Mezzanine Loan Agreement
Grace Period (Default) (see Note 5)	Whole Loan Agreement and Mezzanine Loan Agreement
Amortization Type (see Note 5)	Whole Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Method	Whole Loan Agreement
Interest Accrual Start (see Note 5)	Whole Loan Agreement and Mezzanine Loan Agreement
Interest Accrual End (see Note 5)	Whole Loan Agreement and Mezzanine Loan Agreement
Maturity Date (see Note 5)	Whole Loan Agreement and Mezzanine Loan Agreement
Extension Options (see Note 5)	Whole Loan Agreement and Mezzanine Loan Agreement
Extension Option Description (see Note 5)	Whole Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A Page 4 of 6

Mortgage Loan, Subordinate Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Fully Extended Maturity Date (see Note 5)	Whole Loan Agreement and Mezzanine Loan Agreement
Mortgage Loan LIBOR Rounding Methodology	Whole Loan Agreement
Mortgage Loan Interest Rate Adjustment Frequency	Whole Loan Agreement
Mortgage Loan Spread	Whole Loan Agreement
Mortgage Loan LIBOR Floor	Whole Loan Agreement
Mortgage Loan LIBOR Cap Strike Rate	Interest Rate Cap Transaction Summary
Mortgage Loan LIBOR Cap Expiration Date	Interest Rate Cap Transaction Summary
Mortgage Loan LIBOR Cap Provider	Interest Rate Cap Transaction Summary
Mortgage Loan LIBOR Cap Provider Rating (F/M/S)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Prepay Description	Whole Loan Agreement
Open Period Begin Date (see Note 6)	Whole Loan Agreement
Partial Release (Y/N)	Whole Loan Agreement
Partial Release Description	Whole Loan Agreement
Lockbox (see Note 7)	Whole Loan Agreement and Cash Management Agreement
Cash Management (see Note 8)	Cash Management Agreement
Cash Management Springing Condition	Cash Management Agreement
Carve-Out Guarantor(s)	Guaranty Agreement
Loan Purpose	Closing Statement
Non-Consolidation Opinion	Non-Consolidation Opinion
SPE	Whole Loan Agreement
Independent Director	Whole Loan Agreement
Title Type	Title Policy
Future Debt Permitted (Y/N)	Whole Loan Agreement
Subordinate Lender	Whole Loan Agreement
Subordinate Loan Interest Accrual Method	Whole Loan Agreement
Subordinate Loan Origination Date	Whole Loan Agreement
Subordinate Loan Original Balance	Whole Loan Agreement
Subordinate Loan LIBOR Rounding Methodology	Whole Loan Agreement
Subordinate Loan Interest Rate Adjustment Frequency	Whole Loan Agreement
Subordinate Loan Spread	Whole Loan Agreement
Subordinate Loan LIBOR Floor	Whole Loan Agreement
Subordinate Loan LIBOR Cap Strike Rate	Interest Rate Cap Transaction Summary
Subordinate Loan LIBOR Cap Expiration Date	Interest Rate Cap Transaction Summary
Subordinate Loan LIBOR Cap Provider	Interest Rate Cap Transaction Summary
Subordinate Loan LIBOR Cap Provider Rating (F/M/S)	Bloomberg Screenshot for LIBOR Cap Provider Rating

Exhibit 2 to Attachment A Page 5 of 6

Mortgage Loan, Subordinate Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Mezzanine Lender	Mezzanine Loan Agreement
Mezzanine Loan Origination Date	Mezzanine Loan Agreement
Mezzanine Loan Original Balance	Mezzanine Loan Agreement
Mezzanine Loan Interest Accrual Method	Mezzanine Loan Agreement
Mezzanine Loan LIBOR Rounding Methodology	Mezzanine Loan Agreement
Mezzanine Loan Interest Rate Adjustment Frequency	Mezzanine Loan Agreement
Mezzanine Loan Spread	Mezzanine Loan Agreement
Mezzanine Loan LIBOR Floor	Mezzanine Loan Agreement
Mezzanine Loan LIBOR Cap Strike Rate	Interest Rate Cap Transaction Summary
Mezzanine Loan LIBOR Cap Expiration Date	Interest Rate Cap Transaction Summary
Mezzanine Loan LIBOR Cap Provider	Interest Rate Cap Transaction Summary
Mezzanine Loan LIBOR Cap Provider Rating (F/M/S)	Bloomberg Screenshot for LIBOR Cap Provider Rating

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Appraisal Value” and “Appraisal Date” characteristics, the Depositor instructed us to use the appraisal value and appraisal value date associated with the “Market Value As Is, Assuming Leasing Costs Are Withheld” appraisal valuation type, as shown in the applicable Source Document(s).

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

4.	For the purpose of comparing the “Real Estate Tax Escrow – Ongoing” characteristic, the Depositor instructed us to use 1/12th of the amount underwritten for real estate taxes, as shown in the applicable Source Document(s).

5.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Whole Loan and Mezzanine Loan that is shown in the applicable Source Document(s) for each of the indicated characteristics.

6.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Payment Date” which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 6 of 6

Notes: (continued)

7.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox” characteristic if the applicable Source Document(s) require the borrower(s) to direct tenants to pay rents directly to a lockbox account controlled by the lender(s).

8.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In Place” if the applicable Source Document(s) instruct the lockbox bank to transfer funds from the lockbox account to a cash management account controlled by the lender(s) and the funds are disbursed according to the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic
Loan Number
Unique ID
Loan / Property Name
Environmental Phase II Report Date
Seismic Report Date
PML %
Ground Lease Expiration Date
Ground Lessor
Monthly P&I Payment
Annual P&I Debt Service
Defeasance Lockout Expiration Date
Partial Defeasance
Partial Defeasance Description
Future Debt Description
Sponsor
Administrative Fee Rate

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.